Business combinations and acquisition of non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Fair Value of Identifiable Assets and liabilities as of Date of Each Acquisition

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2017		2016
	NS Educação	International School	SAE
Assets
Cash and cash and equivalents	1	689	5,000
Trade receivables	—	10,576	5,890
Inventories	—	1,837	—
Taxes recoverable	—	173	—
Other assets	—	470	—
Property and equipment	—	323
Intangible assets	9,707	29,736	21,400

	9,708	43,804	32,290

Liabilities
Trade payables	—	(2,327)	—
Labor and social obligations	—	(696)	—
Taxes and contributions payable	—	(119)	—
Income taxes payable	—	(410)	—
Other liabilities	—	(340)	—

	—	(3,892)	—

Total identifiable net assets at fair value	9,708	39,912	32,290

Goodwill arising on acquisition	28,826	27,598	20,365

Purchase consideration transferred	38,534	67,510	52,655

Cash paid	29,037	—	27,857
Capital contribution	—	5,300	5,000
Forward contract of non-controlling interest at acquisition	—	30,144	15,455
Deferred payments	9,497	—	143
Contingent consideration	—	—	4,200
Fair value of previously held interest in a step acquisition	—	32,066	—
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(498)	(85)	(218)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(29,036)	689	(27,857)

International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Statement [LineItems]
Summary of Consideration Transferred

The purchase consideration transferred totaled R$ 67,510, which breakdown is as follows:

At acquisition date
Capitalization of advances for future capital increases	5,300
Fair value of previously held investment	32,066
Fair value of forward contract	30,144

Consideration transferred	67,510

Summary of Calculation of Goodwill

The table below demonstrates the calculation of goodwill:

At acquisition date
Cash consideration and fair value of the forward contract	35,444
Fair value of previously held investment	32,066
Fair value of identified assets acquired and liabilities assumed	(39,912)

Goodwill	27,598

Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

NS Educacao Ltda. [member]
Statement [LineItems]
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

SAE Digital S.A. [member]
Statement [LineItems]
Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalties method The relief-from-royalties method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.